Fair Value Measurements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
Shared-based termination liability		$ 6,349,000
Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements [Line Items]
Convertible preferred stock		203,000
Public placement warrant liability	10,000.00	100,000
Public Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Convertible preferred stock	267,000
Private Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Convertible preferred stock	133,000
Warrant [Member] | Public Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Public placement warrant liability	24,900,000	0
Warrant [Member] | Private Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Public placement warrant liability	13,000,000	0
Convertible Notes Payable [Member] | Nonrelated Party [Member]
Fair Value Measurements [Line Items]
Public placement warrant liability	31,700,000	300,000
Convertible Notes Payable [Member] | Related Party [Member]
Fair Value Measurements [Line Items]
Public placement warrant liability	3,800,000	100,000
Share-Based Termination Liability [Member]
Fair Value Measurements [Line Items]
Public placement warrant liability	$ 1,000,000	$ 300,000